Note 15 - Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year ended December 31,
(Dollars in thousands, except per share data)	201 9	2018	2017
Weighted average number of common shares outstanding used in basic earnings per common share calculation	4,610,469	4,368,289	4,215,899

Net dilutive effect of :
Options and warrants	16,018	423,818	640,410
Restricted stock awards	12,443	10,868	11,662
Weighted average number of common shares outstanding adjusted for effect of dilutive securities	4,638,930	4,802,975	4,867,971

Net income available to common shareholders	$7,793	8,236	4,404
Basic earnings per common share	$1.69	1.89	1.04
Diluted earnings per common share	$1.68	1.71	0.90